Capital Stock - Summary of Share Split of Common Shares (Parenthetical) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class A
Disclosure of classes of share capital [line items]
Initial public offering price	$ 17.5
Class C
Disclosure of classes of share capital [line items]
Unissued reserved shares		15,000,000